CONVERTIBLE NOTES (Details 2)	9 Months Ended
Sep. 30, 2023 $ / shares
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.045
Debt Instrument, Convertible, Conversion Price	$ 0.0358
Volatility (annual)	108.55%
Risk-free rate	5.56%
Dividend rate
Years to maturity	0.39
Initial Valuation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.0566
Debt Instrument, Convertible, Conversion Price	$ 0.0534
Volatility (annual)	165.30%
Risk-free rate	4.70%
Years to maturity	.87
Initial Valuation [Member] | Maximum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.1075
Debt Instrument, Convertible, Conversion Price	$ 0.0591
Volatility (annual)	170.53%
Risk-free rate	5.07%
Years to maturity	1